Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2021